Commitments and Contingencies - Narrative (Details)						12 Months Ended
	Oct. 20, 2016 USD ($)	Sep. 15, 2016 USD ($)	Jun. 10, 2016 USD ($)	Jan. 07, 2015 USD ($)	Dec. 09, 2014 USD ($) plaintiff	Dec. 31, 2020 USD ($) lawsuit
Loss Contingencies [Line Items]
Provisions for litigation matters						$ 7,900,000
Texas Fun 5’s Instant Ticket Game
Loss Contingencies [Line Items]
Number of lawsuits | lawsuit						5
Steele, et al. v. GTECH Corporation
Loss Contingencies [Line Items]
Number of individuals claiming damages | plaintiff					1,200
Performance Bonds
Loss Contingencies [Line Items]
Term of bonds						1 year
Northstar Lottery Group LLC
Loss Contingencies [Line Items]
Controlling interest percentage						80.00%
Minimum | Steele, et al. v. GTECH Corporation
Loss Contingencies [Line Items]
Damages claimed					$ 500,000,000.0
Minimum | Nettles v. GTECH Corporation
Loss Contingencies [Line Items]
Damages claimed				$ 4,000,000.0
Minimum | McDonald v. GTECH Corporation
Loss Contingencies [Line Items]
Damages claimed			$ 500,000
Minimum | Wiggins v. IGT Global Solutions Corp.
Loss Contingencies [Line Items]
Damages claimed		$ 1,000,000.0
Minimum | Campos et al. v. GTECH Corporation
Loss Contingencies [Line Items]
Damages claimed	$ 1,000,000.0